Leases - Maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 3,497	£ 3,726
Future finance income	(293)	(325)
Present value of minimum lease payments receivable	3,204	3,401
Un-guaranteed residual values	259	256
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1,403	1,333
Future finance income	(115)	(110)
Present value of minimum lease payments receivable	1,288	1,223
Un-guaranteed residual values	77	86
One to two years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	909	827
Future finance income	(76)	(69)
Present value of minimum lease payments receivable	833	758
Un-guaranteed residual values	53	53
Two to three years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	593	599
Future finance income	(49)	(49)
Present value of minimum lease payments receivable	544	550
Un-guaranteed residual values	45	55
Three to four years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	354	401
Future finance income	(28)	(38)
Present value of minimum lease payments receivable	326	363
Un-guaranteed residual values	43	20
Four to five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	123	185
Future finance income	(8)	(15)
Present value of minimum lease payments receivable	115	170
Un-guaranteed residual values	19	20
Over five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	115	381
Future finance income	(17)	(44)
Present value of minimum lease payments receivable	98	337
Un-guaranteed residual values	£ 22	£ 22